As filed with the Securities and Exchange Commission on
October 3, 2011
===============
Registration No. 333-515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                ☑
Pre-Effective Amendment No.                       ☐
Post-Effective Amendment No. 133             ☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         ☑
Amendment No. 134                                       ☑
(Check appropriate box or boxes)

PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on September 13, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM FUNDS TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

This Post-Effective Amendment relates solely to the Registrant’s Putnam Dynamic Risk Allocation Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 3rd day of October, 2011.

Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and Compliance Liaison
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
Jameson A. Baxter*	Chair, Board of Trustees
Robert L. Reynolds*	President and Trustee
Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison
Steven D. Krichmar*	Vice President and Principal Financial Officer
Janet C. Smith*	Vice President, Assistant Treasurer and Principal Accounting Officer
Ravi Akhoury*	Trustee
Barbara M. Baumann***	Trustee
Charles B. Curtis*	Trustee
Robert J. Darretta*	Trustee
John A. Hill*	Trustee
Paul L. Joskow*	Trustee
Kenneth R. Leibler*	Trustee
Robert E. Patterson*	Trustee
George Putnam, III*	Trustee
W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact October 3, 2011

*	Signed pursuant to power of attorney filed in Post- Effective Amendment No. 93 to the Registrant’s Registration Statement filed on June 26, 2009.

**	Signed pursuant to power of attorney filed in Post- Effective Amendment No. 101 to the Registrant’s Registration Statement filed on January 15, 2000.

***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 109 to the Registrant’s Registration Statement filed on August 27, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def